FILED PURSUANT TO RULE 497(e)


                               SHAREHOLDER
    GMO FUND NAME         TRANSACTION EXPENSES                ANNUAL OPERATING EXPENSES


                       CASH PURCHASE   REDEMPTION       INV.
                       PREMIUM (AS A   FEES (AS A      MGMT.      SHARE-
                         PERCENTAGE    PERCENTAGE    FEES AFTER   HOLDER                 TOTAL
                         OF AMOUNT      OF AMOUNT       FEE       SERVICE    OTHER     OPERATING
                         INVESTED)1     REDEEMED)1     WAIVER       FEE     EXPENSES    EXPENSES
  FUNDAMENTAL VALUE
   FUND
     CLASS I             .15%5         NONE          .55%9,18     .28%2,18  .05%9       .88%9
     CLASS II            .15%5         NONE          .55%9,18     .22%2,18  .05%9       .82%9
     CLASS III           .15%5         NONE          .55%9,18     .15%2,18  .05%9       .75%9
  REIT FUND
     CLASS I             .50%3         .50%3         .48%9        .28%2     .06%9,10    .82%9
     CLASS II            .50%3         .50%3         .48%9        .22%2     .06%9,10    .76%9
     CLASS III           .50%3         .50%3         .48%9        .15%2     .06%9,10    .69%9
INTERNATIONAL
  EQUITY FUNDS
  INTERNATIONAL CORE
   FUND
     CLASS I             .60%3         NONE          .46%9,18     .28%2,18  .10%9       .84%9
     CLASS II            .60%3         NONE          .46%9,18     .22%2,18  .10%9       .78%9
     CLASS III           .60%3         NONE          .46%9,18     .15%2,18  .10%9       .71%9
  CURRENCY HEDGED
   INTERNATIONAL
   CORE FUND
     CLASS I             .60%3         NONE          .28%9,18     .28%2,18  .29%9       .85%9
     CLASS II            .60%3         NONE          .28%9,18     .22%2,18  .29%9       .79%9
     CLASS III           .60%3         NONE          .28%9,18     .15%2,18  .29%9       .72%9
  FOREIGN FUND
     CLASS I            NONE           NONE          .43%9        .28%2     .18%9,10    .89%9
     CLASS II           NONE           NONE          .43%9        .22%2     .18%9,10    .83%9
     CLASS III          NONE           NONE          .43%9        .15%2     .18%9,10    .76%9




                             EXAMPLES
          YOU WOULD PAY THE
         FOLLOWING EXPENSES
       ON A $1,000 INVESTMENT            YOU WOULD PAY THE
         ASSUMING 5% ANNUAL            FOLLOWING EXPENSES ON
       RETURN WITH REDEMPTION            THE SAME INVESTMENT
            AT THE END OF                     ASSUMING
          EACH TIME PERIOD:                 NO REDEMPTION:

   1 YR.   3 YR.   5 YR.   10 YR.      1 YR.   3 YR.   5 YR.   10 YR.

    $10     $30     $50     $110       $10     $30     $50     $110
    $10     $28     $47     $103       $10     $28     $47     $103
    $ 9     $25     $43     $ 94       $ 9     $25     $43     $ 94

    $19     $37                        $13     $31
    $18     $35                        $13     $29
    $17     $33                        $12     $27




    $15     $33     $52     $109       $15     $33     $52     $109
    $14     $31     $49     $102       $14     $31     $49     $102
    $13     $29     $45     $ 94       $13     $29     $45     $ 94



    $15     $33     $53     $110       $15     $33     $53     $110
    $14     $31     $50     $103       $14     $31     $50     $103
    $13     $29     $46     $ 95       $13     $29     $46     $ 95

    $ 9     $28                        $ 9     $28
    $ 8     $26                        $ 8     $26
    $ 8     $24                        $ 8     $24




FOOTNOTES BEGIN ON PAGE 13 AND ARE IMPORTANT TO UNDERSTANDING THIS TABLE.

UNLESS OTHERWISE NOTED, ANNUAL OPERATING EXPENSES SHOWN ARE BASED ON ACTUAL EXPENSES FOR THE YEAR ENDED FEBRUARY 28, 1997.

THE PURPOSE OF THE FOREGOING TABLES IS TO ASSIST IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES OF EACH FUND THAT ARE BORNE BY HOLDERS OF FUND SHARES. THE FIVE PERCENT ANNUAL RETURN AND EXPENSE NUMBERS USED ARE NOT REPRESENTATIONS OF FUTURE PERFORMANCE OR EXPENSES. SUBJECT TO THE MANAGER'S UNDERTAKING TO WAIVE ITS FEE AND/OR BEAR CERTAIN EXPENSES FOR EACH FUND AS DESCRIBED IN THE TABLES, ACTUAL PERFORMANCE AND/OR EXPENSES MAY BE MORE OR LESS THAN SHOWN. WHERE A PURCHASE PREMIUM AND/OR REDEMPTION FEE IS INDICATED AS BEING CHARGED BY A FUND IN CERTAIN INSTANCES, THE FOREGOING EXAMPLES ASSUME THE PAYMENT OF SUCH PURCHASE PREMIUM AND/OR REDEMPTION FEE EVEN THOUGH SUCH PURCHASE PREMIUM AND/OR REDEMPTION FEE IS NOT APPLICABLE IN ALL CASES. (SEE "PURCHASE OF SHARES" AND "REDEMPTION OF SHARES").

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